Intangible Assets, Net - Summary of Net Book Value of the Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (444,661)		¥ (365,092)
Intangible assets, net	757,408	$ 108,308	393,477
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	76,093		54,647
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	621,922		621,922
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	24,000		24,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	38,600		18,000
Non-compete commitment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	40,000		40,000
Intelligent Driving Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 401,454		¥ 0